Investment Risks	Apr. 30, 2025
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Small Cap Value Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill Small Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Segall Bryant & Hamill Small Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Small Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill Small Cap Value Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Small Cap Value Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Small Cap Value Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Small Cap Value Fund | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

Segall Bryant & Hamill Small Cap Value Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill Small Cap Value Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Small Cap Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Small Cap Growth Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill Small Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Small Cap Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill Small Cap Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Small Cap Growth Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Small Cap Growth Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Small Cap Growth Fund | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

Segall Bryant & Hamill Small Cap Growth Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill Small Cap Growth Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Small Cap Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Small Cap Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Investing Risk: The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the growth style. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Segall Bryant & Hamill Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Small Cap Core Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill Small Cap Core Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Small Cap Core Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill Small Cap Core Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Small Cap Core Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Small Cap Core Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Small Cap Core Fund | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

Segall Bryant & Hamill Small Cap Core Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill Small Cap Core Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Small Cap Core Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Small Cap Core Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Segall Bryant & Hamill Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill All Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill All Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill All Cap Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill All Cap Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill All Cap Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill All Cap Fund | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

Segall Bryant & Hamill All Cap Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill All Cap Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill All Cap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill All Cap Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk: To the extent a Fund invests in securities issued by small-, medium- or large capitalization companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund’s performance could be adversely impacted. The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small- and medium-sized stocks may be more volatile than those of larger companies. Small- and medium-sized companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill All Cap Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.

Segall Bryant & Hamill All Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Emerging Markets Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Segall Bryant & Hamill Emerging Markets Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Emerging Markets Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill Emerging Markets Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Emerging Markets Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Emerging Markets Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Emerging Markets Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill Emerging Markets Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Emerging Markets Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Emerging Markets Fund | Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single country or a small number of countries. Focusing investments in a small number of countries may make the Fund more susceptible to currency fluctuations and adverse economic, business, regulatory or other developments affecting that country or group of countries. If an economic downturn occurs in a country in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Emerging Markets Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Segall Bryant & Hamill Emerging Markets Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Segall Bryant & Hamill Emerging Markets Fund | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	China Risk: Investments in Chinese issuers subject the Fund to risks specific to the China region. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund’s investments. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund’s investments. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. Each of these risks could increase the Fund’s volatility.

Segall Bryant & Hamill Emerging Markets Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

Segall Bryant & Hamill Emerging Markets Fund | Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Modeling Risk: Quantitative models, including stock and country selection ranking models, use mathematical and statistical techniques to identify investment opportunities and may not yield the desired goals. The accuracy of the quantitative model depends on the quality and reliability of the data used for analysis.

Segall Bryant & Hamill Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill International Small Cap Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Company Risk: Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill International Small Cap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Segall Bryant & Hamill International Small Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill International Small Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill International Small Cap Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill International Small Cap Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill International Small Cap Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill International Small Cap Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill International Small Cap Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill International Small Cap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill International Small Cap Fund | Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single country or a small number of countries. Focusing investments in a small number of countries may make the Fund more susceptible to currency fluctuations and adverse economic, business, regulatory or other developments affecting that country or group of countries. If an economic downturn occurs in a country in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill International Small Cap Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Segall Bryant & Hamill International Small Cap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

Segall Bryant & Hamill International Small Cap Fund | Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Modeling Risk: Quantitative models, including stock and country selection ranking models, use mathematical and statistical techniques to identify investment opportunities and may not yield the desired goals. The accuracy of the quantitative model depends on the quality and reliability of the data used for analysis.

Segall Bryant & Hamill International Small Cap Fund | Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Japan Risk: The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan’s exports could present risks to a fund’s investments in Japan.

Segall Bryant & Hamill International Small Cap Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Segall Bryant & Hamill International Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill International Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Segall Bryant & Hamill International Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill International Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill International Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill International Equity Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill International Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill International Equity Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill International Equity Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill International Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill International Equity Fund | Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single country or a small number of countries. Focusing investments in a small number of countries may make the Fund more susceptible to currency fluctuations and adverse economic, business, regulatory or other developments affecting that country or group of countries. If an economic downturn occurs in a country in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Segall Bryant & Hamill International Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

Segall Bryant & Hamill International Equity Fund | Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Modeling Risk: Quantitative models, including stock and country selection ranking models, use mathematical and statistical techniques to identify investment opportunities and may not yield the desired goals. The accuracy of the quantitative model depends on the quality and reliability of the data used for analysis.

Segall Bryant & Hamill International Equity Fund | Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Japan Risk: The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan’s exports could present risks to a fund’s investments in Japan.

Segall Bryant & Hamill International Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Segall Bryant & Hamill International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Global All Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Global All Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Segall Bryant & Hamill Global All Cap Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Global All Cap Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Global All Cap Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Global All Cap Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Segall Bryant & Hamill Global All Cap Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Global All Cap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Global All Cap Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk: To the extent a Fund invests in securities issued by small-, medium- or large capitalization companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund’s performance could be adversely impacted. The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small- and medium-sized stocks may be more volatile than those of larger companies. Small- and medium-sized companies may be more thinly traded than larger, more established companies.

Segall Bryant & Hamill Global All Cap Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.

Segall Bryant & Hamill Global All Cap Fund | Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single country or a small number of countries. Focusing investments in a small number of countries may make the Fund more susceptible to currency fluctuations and adverse economic, business, regulatory or other developments affecting that country or group of countries. If an economic downturn occurs in a country in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Global All Cap Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk: The Fund’s exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

Segall Bryant & Hamill Global All Cap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

Segall Bryant & Hamill Global All Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Short Term Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Short Term Plus Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Short Term Plus Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Short Term Plus Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Short Term Plus Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Short Term Plus Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Short Term Plus Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Segall Bryant & Hamill Short Term Plus Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Segall Bryant & Hamill Short Term Plus Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

Segall Bryant & Hamill Short Term Plus Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Corporate Bond Risk: The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Segall Bryant & Hamill Short Term Plus Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

Segall Bryant & Hamill Short Term Plus Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

Segall Bryant & Hamill Short Term Plus Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Segall Bryant & Hamill Short Term Plus Fund | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

Segall Bryant & Hamill Short Term Plus Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Segall Bryant & Hamill Short Term Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Plus Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Plus Bond Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Plus Bond Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Plus Bond Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Plus Bond Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Plus Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Segall Bryant & Hamill Plus Bond Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

Segall Bryant & Hamill Plus Bond Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Corporate Bond Risk: The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Segall Bryant & Hamill Plus Bond Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

Segall Bryant & Hamill Plus Bond Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

Segall Bryant & Hamill Plus Bond Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Segall Bryant & Hamill Plus Bond Fund | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

Segall Bryant & Hamill Plus Bond Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Segall Bryant & Hamill Plus Bond Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Segall Bryant & Hamill Plus Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Quality High Yield Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Quality High Yield Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Quality High Yield Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Quality High Yield Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Segall Bryant & Hamill Quality High Yield Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Quality High Yield Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Quality High Yield Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Segall Bryant & Hamill Quality High Yield Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Segall Bryant & Hamill Quality High Yield Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

Segall Bryant & Hamill Quality High Yield Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Corporate Bond Risk: The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Segall Bryant & Hamill Quality High Yield Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

Segall Bryant & Hamill Quality High Yield Fund | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

Segall Bryant & Hamill Quality High Yield Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Segall Bryant & Hamill Quality High Yield Fund | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

Segall Bryant & Hamill Quality High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Municipal Opportunities Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Municipal Opportunities Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Municipal Opportunities Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Municipal Opportunities Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Municipal Opportunities Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Municipal Opportunities Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Segall Bryant & Hamill Municipal Opportunities Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Segall Bryant & Hamill Municipal Opportunities Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

Segall Bryant & Hamill Municipal Opportunities Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

Segall Bryant & Hamill Municipal Opportunities Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

Segall Bryant & Hamill Municipal Opportunities Fund | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Segall Bryant & Hamill Municipal Opportunities Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Segall Bryant & Hamill Municipal Opportunities Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

Segall Bryant & Hamill Municipal Opportunities Fund | States And U S Territories [Member]
Prospectus [Line Items]
Risk [Text Block]
●	States and U.S. Territories: The Fund’s portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

Segall Bryant & Hamill Municipal Opportunities Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax.

Segall Bryant & Hamill Municipal Opportunities Fund | Municipal Securities Insurance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

Segall Bryant & Hamill Municipal Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Segall Bryant & Hamill Colorado Tax Free Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Segall Bryant & Hamill Colorado Tax Free Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Segall Bryant & Hamill Colorado Tax Free Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

Segall Bryant & Hamill Colorado Tax Free Fund | E S G Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Segall Bryant & Hamill Colorado Tax Free Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Segall Bryant & Hamill Colorado Tax Free Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Segall Bryant & Hamill Colorado Tax Free Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Segall Bryant & Hamill Colorado Tax Free Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

Segall Bryant & Hamill Colorado Tax Free Fund | Municipal Securities Insurance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

Segall Bryant & Hamill Colorado Tax Free Fund | State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.

Segall Bryant & Hamill Colorado Tax Free Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

Segall Bryant & Hamill Colorado Tax Free Fund | Tax Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax.

Segall Bryant & Hamill Colorado Tax Free Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

Segall Bryant & Hamill Colorado Tax Free Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

Segall Bryant & Hamill Colorado Tax Free Fund | Prepayments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

Segall Bryant & Hamill Colorado Tax Free Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Segall Bryant & Hamill Colorado Tax Free Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
BARRETT GROWTH FUND
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

BARRETT GROWTH FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

BARRETT GROWTH FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

BARRETT GROWTH FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s security may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

BARRETT GROWTH FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

BARRETT GROWTH FUND | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

BARRETT GROWTH FUND | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

BARRETT GROWTH FUND | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

BARRETT GROWTH FUND | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

BARRETT GROWTH FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Investing Risk: The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the growth style. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

BARRETT GROWTH FUND | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.

BARRETT GROWTH FUND | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

BARRETT GROWTH FUND | Medium Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium-Sized Company Risk: The medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Medium-sized companies may be more thinly traded than larger, more established companies.

BARRETT GROWTH FUND | Net Unrealized Appreciation [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Net Unrealized Appreciation Risk: The Fund has a substantial amount of net unrealized appreciation. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, will generally result in taxable distributions to shareholders (other than certain shareholders that are exempt from tax on such income). See “Dividends, Distributions and Taxes.”

BARRETT GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Barrett Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing, and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Barrett Opportunity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Barrett Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, tariffs and other similar economic arrangements, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Barrett Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

Barrett Opportunity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to events such as (but not limited to) disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small- and medium-capitalization companies have generally gone up or down more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established than large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Barrett Opportunity Fund | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Barrett Opportunity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.

Barrett Opportunity Fund | Indirect Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country.

Barrett Opportunity Fund | A D R And G D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

Barrett Opportunity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Barrett Opportunity Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk: The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Barrett Opportunity Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Historically, the prices of securities of small- and medium-capitalization companies have generally fluctuated more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established, however, large capitalization companies may fall out of favor with investors.

Barrett Opportunity Fund | Medium Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium-Sized Company Risk: The medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Medium-sized companies may be more thinly traded than larger, more established companies. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Barrett Opportunity Fund | Net Unrealized Appreciation [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Net Unrealized Appreciation Risk: The Fund has a substantial amount of net unrealized appreciation. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, will generally result in taxable distributions to shareholders (other than certain shareholders that are exempt from tax on such income). Under normal market conditions, the Adviser currently expects, but does not guarantee, that no more than 15% of the total amount of the Fund’s current built-in long-term capital gains will be realized in any one year. This expectation may change over the course of the year for a variety of reasons including, but not limited to, individual holdings, market events and changes in tax laws. See “Dividends, Distributions and Taxes.”

Barrett Opportunity Fund | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Sector Risk: The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Barrett Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Barrett Opportunity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.